Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Unrealized gains (losses) from available-for-sale securities, tax	$ 0	$ 0	$ 0